TRANSACTIONS INVOLVING RELATED PARTIES (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating leases, rent expense	$ 155	$ 194